Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Accounts payable and accrued expenses [Line Items]
Trade accounts payable		$ 461.7	$ 483.0
Commodity and foreign currency hedge contracts		341.1	213.9
Other accrued expenses		298.8	267.3
Accrued payroll and related benefits		268.7	248.0
Accrued taxes other than income		175.3	223.5
Payable to voluntary employee beneficiary association for certain Patriot retirees	[1]	75.0	20.0
Accrued royalties		61.5	67.1
Accrued interest		48.4	47.9
Asset Retirement Obligation, Current		30.2	21.0
Accrued environmental cleanup-related costs		19.4	18.3
Workers' compensation obligations		10.9	10.0
Income taxes payable		3.3	3.8
Accrued health care insurance		2.4	7.1
Liabilities associated with discontinued operations		12.5	133.1
Total accounts payable and accrued expenses		$ 1,809.2	$ 1,764.0

[1]	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.